Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Schedule of Compensation to Key Management Personnel

Compensation to key management personnel of the Company:

($000s)	2025	2024
Compensation of directors:
Directors’ fees	873	836
Stock-based compensation	1,001	573
	1,874	1,409

Compensation of key management personnel:
Salaries and benefits and consulting fees	8,748	8,701
Stock-based compensation	3,047	2,592
	11,795	11,293